FINANCIAL INSTRUMENTS - Liquidity risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp 96,733	Rp 94,236
Liquidity risk
FINANCIAL RISK MANAGEMENT
Financial liabilities	96,733	94,236
Contractual cash flow	(110,872)	(110,334)
Liquidity risk | Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities	17,577	14,324
Contractual cash flow	(17,577)	(14,324)
Liquidity risk | Accrued expenses
FINANCIAL RISK MANAGEMENT
Financial liabilities	14,265	12,761
Contractual cash flow	(14,265)	(12,761)
Liquidity risk | Two-step loans
FINANCIAL RISK MANAGEMENT
Financial liabilities	568	736
Contractual cash flow	(609)	(804)
Liquidity risk | Bonds and notes
FINANCIAL RISK MANAGEMENT
Financial liabilities	7,469	9,958
Contractual cash flow	(14,052)	(17,454)
Liquidity risk | Bank loans
FINANCIAL RISK MANAGEMENT
Financial liabilities	38,163	35,306
Contractual cash flow	(42,782)	(40,732)
Liquidity risk | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Financial liabilities		17,217
Contractual cash flow		(19,502)
Liquidity risk | Other borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	3,645	3,740
Contractual cash flow	(4,164)	(4,534)
Liquidity risk | Lease liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	14,877
Contractual cash flow	(17,224)
Liquidity risk | Other liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	169	194
Contractual cash flow	(199)	(223)
Liquidity risk | Less than one year
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(59,312)	(52,355)
Liquidity risk | Less than one year | Trade and other payables
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(17,577)	(14,324)
Liquidity risk | Less than one year | Accrued expenses
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(14,265)	(12,761)
Liquidity risk | Less than one year | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(204)	(222)
Liquidity risk | Less than one year | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,231)	(3,402)
Liquidity risk | Less than one year | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(19,097)	(15,956)
Liquidity risk | Less than one year | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(4,752)
Liquidity risk | Less than one year | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,291)	(926)
Liquidity risk | Less than one year | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(5,636)
Liquidity risk | Less than one year | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(11)	(12)
Liquidity risk | 1-2 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(14,337)	(15,303)
Liquidity risk | 1-2 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(160)	(196)
Liquidity risk | 1-2 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,817)	(1,231)
Liquidity risk | 1-2 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(6,289)	(8,495)
Liquidity risk | 1-2 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(4,247)
Liquidity risk | 1-2 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,210)	(1,082)
Liquidity risk | 1-2 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(3,814)
Liquidity risk | 1-2 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(47)	(52)
Liquidity risk | 2-3 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(10,355)	(11,998)
Liquidity risk | 2-3 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(138)	(154)
Liquidity risk | 2-3 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(507)	(2,817)
Liquidity risk | 2-3 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(5,637)	(4,435)
Liquidity risk | 2-3 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(3,529)
Liquidity risk | 2-3 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,138)	(1,010)
Liquidity risk | 2-3 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,888)
Liquidity risk | 2-3 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(47)	(53)
Liquidity risk | 3-4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(7,795)	(10,693)
Liquidity risk | 3-4 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(107)	(132)
Liquidity risk | 3-4 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(507)	(507)
Liquidity risk | 3-4 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(4,745)	(6,417)
Liquidity risk | 3-4 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(2,636)
Liquidity risk | 3-4 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(525)	(948)
Liquidity risk | 3-4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,864)
Liquidity risk | 3-4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(47)	(53)
Liquidity risk | After 4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(19,073)	(19,985)
Liquidity risk | After 4 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(100)
Liquidity risk | After 4 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(8,990)	(9,497)
Liquidity risk | After 4 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(7,014)	(5,429)
Liquidity risk | After 4 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(4,338)
Liquidity risk | After 4 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(568)
Liquidity risk | After 4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(3,022)
Liquidity risk | After 4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	Rp (47)	Rp (53)